Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000222972 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000222972 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000222972 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000222972 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222972 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222972 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222972 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222972 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222972 [Member] | iShares 7 to 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222972 [Member] | iShares 10 to 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222972 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000222972 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000222972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222972 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%
C000222972 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000222972 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222972 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000229455 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000229455 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000229455 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000229455 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000229455 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229455 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229455 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229455 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229455 [Member] | iShares 7 to 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229455 [Member] | iShares 10 to 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229455 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000229455 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000229455 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229455 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%
C000229455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000229455 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229455 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222968 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000222968 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222968 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222968 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222968 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222968 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222968 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222968 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222968 [Member] | iShares 7 to 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222968 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222968 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000222968 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000222968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222968 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	69.50%
C000222968 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000222968 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222968 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229451 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000229451 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000229451 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000229451 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229451 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229451 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229451 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229451 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229451 [Member] | iShares 7 to 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229451 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229451 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000229451 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000229451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229451 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	69.50%
C000229451 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000229451 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229451 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000222969 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222969 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222969 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222969 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222969 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222969 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222969 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222969 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222969 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222969 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000222969 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000222969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222969 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000222969 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
C000222969 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000229452 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229452 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229452 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229452 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229452 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000229452 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229452 [Member] | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229452 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229452 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229452 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000229452 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000229452 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000229452 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000229452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
C000229452 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000222971 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222971 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222971 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222971 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222971 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222971 [Member] | Nuveen Large Cap Growth Index Fund Class R Six [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222971 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000222971 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000222971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000222971 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000222971 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
C000222971 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000222971 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000229454 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229454 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Pacer Aristotle Pacific Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229454 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229454 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229454 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229454 [Member] | Nuveen Large Cap Growth Index Fund Class R Six [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229454 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000229454 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000229454 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229454 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000229454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
C000229454 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229454 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222970 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222970 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222970 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222970 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222970 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222970 [Member] | Vanguard U.S. Multifactor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222970 [Member] | State Street SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222970 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | Invesco Dorsey Wright Developed Markets Momentum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | IShares U.S. Small-Cap Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222970 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.50%
C000222970 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000222970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222970 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000222970 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	81.50%
C000222970 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222970 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229453 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229453 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229453 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000229453 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229453 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229453 [Member] | Vanguard U.S. Multifactor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229453 [Member] | State Street SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229453 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | Invesco Dorsey Wright Developed Markets Momentum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | IShares U.S. Small-Cap Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229453 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	71.50%
C000229453 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000229453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229453 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000229453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	81.50%
C000229453 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229453 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229450 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000229450 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229450 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229450 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229450 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229450 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229450 [Member] | IShares U.S. Small-Cap Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229450 [Member] | Vanguard Russell 2000 Growth [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229450 [Member] | Vanguard Global Capital Cycles Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229450 [Member] | First Trust U.S. Equity Opportunities ETF [Membner]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229450 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%
C000229450 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000229450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000229450 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229450 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000229450 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000229450 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222967 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222967 [Member] | Invesco Nasdaq Next Gen 100 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222967 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222967 [Member] | WisdomTree U.S. Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222967 [Member] | Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222967 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222967 [Member] | IShares U.S. Small-Cap Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222967 [Member] | Vanguard Russell 2000 Growth [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222967 [Member] | Vanguard Global Capital Cycles Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222967 [Member] | First Trust U.S. Equity Opportunities ETF [Membner]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222967 [Member] | Investment Companies / ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%
C000222967 [Member] | Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000222967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000222967 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222967 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000222967 [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222967 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%